Expenses By Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Employee-related costs	$ 726.4	$ 711.3	$ 690.9
Employee stock-based compensation expense	30.1	33.0	37.6
Freight and transportation costs	79.3	80.9	76.8
Depreciation expense	67.6	66.2	59.1
Rental expense	$ 28.5	$ 27.1	$ 25.6